Basis of presentation and significant accounting policies - Concentration of credit risk (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts receivable | Credit concentration | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	18.00%	30.00%	32.00%
Accounts receivable | Credit concentration | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	18.00%	22.00%	21.00%
Accounts receivable | Credit concentration | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	6.00%	7.00%	9.00%
Accounts receivable | Credit concentration | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	6.00%	4.00%	4.00%
Accounts receivable | Credit concentration | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	3.00%	3.00%	3.00%
Revenues. | Customers | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	23.00%	30.00%	36.00%
Revenues. | Customers | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	20.00%	22.00%	20.00%
Revenues. | Customers | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	6.00%	7.00%	8.00%
Revenues. | Customers | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	3.00%	3.00%	4.00%
Revenues. | Customers | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	2.00%	3.00%	4.00%